Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Goodwill [Line Items]
Goodwill, gross at beginning of period		$ 96,949		$ 181,529
Accumulated impairment loss, beginning balance		(70,447)		(70,447)
Goodwill, beginning balance		26,502		111,082
Goodwill Transactions
Foreign exchange		(1,002)		(1,110)
Transfer back from assets held for sale	[1]	83,470
Impairment loss		(83,470)	[2]	0
Transfer to assets held for sale	[1]			(83,470)
Goodwill, gross at ending of period		181,421		96,949
Accumulated impairment loss, ending balance		(153,917)		(70,447)
Goodwill, ending balance		27,504		26,502
Operating Segments [Member] | Online Game [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period		10,257		10,257
Accumulated impairment loss, beginning balance		0		0
Goodwill, beginning balance		10,257		10,257
Goodwill Transactions
Foreign exchange		0		0
Transfer back from assets held for sale	[1]	0
Impairment loss		0	[2]	0
Transfer to assets held for sale	[1]			0
Goodwill, gross at ending of period		10,257		10,257
Accumulated impairment loss, ending balance		0		0
Goodwill, ending balance		10,257		10,257
Operating Segments [Member] | Platform Channel [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period		81,491		166,071
Accumulated impairment loss, beginning balance		(65,246)		(65,246)
Goodwill, beginning balance		16,245		100,825
Goodwill Transactions
Foreign exchange		(1,002)		(1,110)
Transfer back from assets held for sale	[1]	83,470
Impairment loss		(83,470)	[2]	0
Transfer to assets held for sale	[1]			(83,470)
Goodwill, gross at ending of period		165,963		81,491
Accumulated impairment loss, ending balance		(148,716)		(65,246)
Goodwill, ending balance		17,247		16,245
Operating Segments [Member] | Cinema Advertising [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period		5,201		5,201
Accumulated impairment loss, beginning balance		(5,201)		(5,201)
Goodwill, beginning balance		0		0
Goodwill Transactions
Foreign exchange		0		0
Transfer back from assets held for sale	[1]	0
Impairment loss		0	[2]	0
Transfer to assets held for sale	[1]			0
Goodwill, gross at ending of period		5,201		5,201
Accumulated impairment loss, ending balance		(5,201)		(5,201)
Goodwill, ending balance		$ 0		$ 0

[1]	In 2016, the Company's Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities of MoboTap were recognized as "assets held for sale" and "liabilities held for sale," respectively. As of December 31, 2016, goodwill in the amount of $83.5 million has been reclassified from goodwill to "assets held for sale." The fair values of the other reporting units exceeded their carrying values, indicating that the goodwill of those reporting units was not impaired.
[2]	In 2017, the assets and liabilities held for sale related to MoboTap were reclassified and have been recorded as assets and liabilities held for use. The business operations and performance of MoboTap were adversely affected by enhanced restrictions the Chinese regulatory authorities imposed on card and board games in 2017. As a result, the Company's management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test using the discounted cash flow method and recorded $83.5 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses are included in the Group's statements of comprehensive income under "goodwill impairment and impairment of intangibles as part of acquisition of a business". Please refer to Note 2-"REORGANIZATION AND ACQUISITIONS" for more details.